Investment Risks - CoinShares Altcoins ETF	Oct. 03, 2025
Component Altcoins Risk [Member]
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Component Altcoins Risk. The Trust invests in ETPs that invest in the Component Altcoins. Investments in these Component Altcoins involve a high degree of risk and are subject to a variety of unique and evolving risks that may adversely affect the value of the Fund’s shares. Each of these Altcoins is the native token of a distinct blockchain network, and the value of each token is highly dependent on the continued development, adoption, and security of its underlying protocol. The networks supporting these Altcoins are relatively new, rapidly evolving, and may be subject to significant technological, regulatory, and market uncertainties.

While the Fund does not invest directly in the Component Altcoins listed below, the Fund may obtain indirect exposure to certain of these assets through investments in ETPs that invest in such assets. Accordingly, the Fund’s performance and the value of its Shares may be adversely affected by the risks inherent to these Component Altcoins and their underlying networks. The following summarizes certain material risks associated with the Component Altcoins that are part of the initial Index:

●	Avalanche (AVAX). Avalanche is based on a relatively new consensus mechanism, which may involve risks related to its long-term security, reliability, and adoption. Competition from other smart contract platforms, as well as regulatory developments affecting such platforms, could adversely impact the value of AVAX tokens, which are also subject to significant price volatility.

●	Aptos (APT). Aptos is a relatively new blockchain network with limited operational history. Risks include uncertainty around the long-term viability of its technology, including the Move programming language, and the ecosystem’s ability to attract adoption. The APT token could face substantial price volatility, and the ecosystem’s development may adversely affect its performance.

●	Cardano (ADA). Cardano’s development model, which phases in features over time, may delay adoption and limit utility. Additionally, the success of ADA depends on the continued development and acceptance of the Cardano ecosystem, and the token is subject to risks from market volatility, technological challenges, and regulatory scrutiny.

●	Cosmos (ATOM). Cosmos relies on the adoption of its Inter-Blockchain Communication protocol and the broader growth of its ecosystem. Risks include limited network usage, technical challenges, and competition from other interoperability-focused platforms. The ATOM token may also be negatively impacted by regulatory actions affecting cross-chain protocols.

●	Near Protocol (NEAR). NEAR faces competitive pressures from other scalable blockchain platforms and may experience technological or adoption setbacks. Sharding introduces additional complexity that may present security and reliability risks. The value of the NEAR token may be subject to significant volatility due to these factors and broader market trends.

●	Polkadot (DOT). Polkadot’s architecture depends on the coordination and security of its parachain model, which introduces unique risks. Delays in upgrades, underperformance of parachain projects, or competition from other interoperability platforms may negatively affect DOT. Regulatory developments could also impact its adoption and utility.

●	SEI (SEI). SEI’s reliance on decentralized finance trading activity means that its growth is closely tied to the adoption of decentralized exchanges and trading protocols. The SEI token may be affected by low network usage, technological vulnerabilities, or increased competition in the decentralized finance infrastructure space. Regulatory scrutiny of decentralized finance markets could also negatively impact the token’s value.

●	Solana (SOL). Solana has faced periodic network outages and congestion, which may undermine its reliability and deter adoption. The SOL token is exposed to risks including centralization concerns, competition from other high-throughput platforms, and market volatility. Regulatory challenges surrounding network governance or smart contracts could also negatively affect token performance.

●	SUI (SUI). SUI is an emerging blockchain, and therefore faces uncertainty regarding its network adoption, application development, and overall ecosystem maturity. The SUI token is subject to heightened volatility and potential liquidity constraints. Additionally, reliance on the Move programming language may pose technical and developer adoption risks.

●	Toncoin (TON). Toncoin’s association with Telegram and prior regulatory challenges introduce reputational and legal risks. The project’s governance structure and development remain in flux, which may affect adoption. The TON token is subject to market volatility, competition from other blockchain platforms, and potential regulatory action.

Market Risk [Member]
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Market Risk. Market risk is the risk that a particular security, or Shares of the Fund in general, may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. These events also adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of the Fund’s Shares and result in increased market volatility. During any such events, the Fund’s Shares may trade at increased premiums or discounts to their net asset value.

Exchange-Traded Products ("ETPs") Risk [Member]
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Exchange-Traded Products (“ETPs”) Risk. The Fund is subject to the risks as those associated with the direct ownership of the investments held or represented by the ETPs in which it invests. In addition, the shares of certain ETPs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value of an ETP’s shares) for a number of reasons. For example, supply and demand for shares of an ETP or market disruptions may cause the market price of the ETP to deviate from the value of the ETP’s investments, which may be exacerbated in less liquid markets. The value of an ETP may also differ from the valuation of its reference market due to changes in the issuer’s credit rating.

Exchange-Traded Notes ("ETNs") Risk [Member]
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●	Exchange-Traded Notes (“ETNs”) Risk. The Fund’s investments in cryptocurrency-linked instruments may include investments in ETPs such as ETFs and ETNs. ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs are traded on an exchange during normal trading hours. However, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s market benchmark or strategy factor. ETNs do not make periodic coupon payments or provide principal protection. ETNs are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. When the Fund invests in ETNs, it will bear its proportionate share of any fees and expenses borne by the ETN. The Fund’s decision to sell ETN holdings may be limited by the availability of a secondary market. ETNs are also subject to tax risk. There may be times when an ETN share trades at a premium or discount to its market benchmark or strategy.

Blockchain Technology Risk [Member]
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Blockchain Technology Risk. Blockchain technology is a new and relatively untested technology which operates as a distributed ledger. The risks associated with blockchain technology may not emerge until the technology is widely used. Blockchain systems could be vulnerable to fraud, particularly if a significant minority of participants colluded to defraud the rest. Access to a given blockchain requires an individualized key, which, if compromised, could result in loss due to theft, destruction or inaccessibility. There is little regulation of blockchain technology other than the intrinsic public nature of the blockchain system. Any future regulatory developments could affect the viability and expansion of the use of blockchain technology. Because blockchain technology systems may operate across many national boundaries and regulatory jurisdictions, it is possible that blockchain technology may be subject to widespread and inconsistent regulation. Currently, blockchain technology is primarily used for the recording of transactions in digital currency, which are extremely speculative, unregulated and volatile. Problems in digital currency markets could have a wider effect on companies associated with blockchain technology. There are currently a number of competing blockchain platforms with competing intellectual property claims. The uncertainty inherent in these competing technologies could cause companies to use alternatives to blockchain. Finally, because digital assets registered in a blockchain do not have a standardized exchange, like a stock market, there is less liquidity for such assets and greater possibility of fraud or manipulation.

Digital Asset Industry Risk [Member]
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Digital Asset Industry Risk. The digital asset industry has recently been subject to a number of high-profile regulatory events as well as the introduction of new products and services. This has led to volatility and disruption in the digital asset markets and financial difficulties for several prominent industry participants, including digital asset trading platforms, hedge funds and lending platforms. For example, in the first half of 2022, digital asset lenders Celsius Network LLC and Voyager Digital Ltd. and digital asset hedge fund Three Arrows Capital each declared bankruptcy, and the stablecoin TerraUSD collapsed. These events caused a loss of confidence in participants in the digital asset ecosystem, negative publicity surrounding digital assets more broadly and market-wide declines in digital asset trading prices and liquidity.

Thereafter, in November 2022, FTX Trading Ltd. (“FTX”), the third largest digital asset trading platform by volume at the time, halted customer withdrawals amid rumors of the company’s liquidity issues and likely insolvency. Shortly thereafter, FTX’s CEO resigned and FTX and numerous affiliates of FTX filed for bankruptcy. The U.S. Department of Justice (“DOJ”) subsequently brought criminal charges, including charges of fraud, violations of federal securities laws, money laundering, and campaign finance offenses, against FTX’s former CEO and others. In November 2023, FTX’s former CEO was convicted of fraud and money laundering. Similar charges related to violations of anti-money laundering laws were brought in November 2023 against Binance and its former CEO. FTX is also under investigation by the SEC, the Justice Department, and the Commodity Futures Trading Commission, as well as by various regulatory authorities in the Bahamas, Europe and other jurisdictions. In response to these events, the digital asset markets have experienced extreme price volatility and declines in liquidity, and regulatory and enforcement scrutiny has increased, including from the DOJ, the SEC, the CFTC, the White House and Congress. In addition, several other entities in the digital asset industry filed for bankruptcy following FTX’s bankruptcy filing, such as BlockFi Inc. and Genesis Global Capital, LLC. The SEC also brought charges against Genesis Global Capital, LLC and Gemini Trust Company, LLC on January 12, 2023, for their alleged unregistered offer and sale of securities to retail investors. In October 2023, the New York Attorney General brought charges against Gemini, Genesis Global Capital and numerous affiliates of Genesis Global Capital, and Digital Currency Group alleging violations of law relating to the Gemini Earn program. In May 2024, the Bankruptcy Court of the Southern District of New York approved a settlement of the charges with the Genesis entities.

These events resulted in calls for heightened scrutiny and regulation of the digital asset industry, with a specific focus on digital asset trading platforms, and custodians. For example, in June 2023, the SEC brought charges against Binance (the “Binance Complaint”) and Coinbase (the “Coinbase Complaint”), two of the largest digital asset trading platforms, alleging that they solicited U.S. investors to buy, sell, and trade “crypto asset securities” through their unregistered trading platforms and operated unregistered securities exchanges, brokerages and clearing agencies. Binance subsequently announced that it would be suspending USD deposits and withdrawals on Binance.US and that it plans to delist its USD trading pairs. In addition, in November 2023, the SEC brought similar charges against Kraken (the “Kraken Complaint”), alleging that it operated as an unregistered securities exchange, brokerage and clearing agency. The Binance Complaint, the Coinbase Complaint and the Kraken Complaint led to further volatility in digital asset prices. In January 2025, the SEC launched the Crypto Task Force dedicated to developing a comprehensive and clear regulatory framework for digital assets led by Commissioner Hester Peirce. Subsequently, Commissioner Peirce announced a list of specific priorities to further that initiative, which included pursuing final rules related to a digital asset’s security status, a revised path to registered offerings and listings for digital asset-based investment vehicles, and clarity regarding digital asset custody, lending and staking. In February 2025, Coinbase and the SEC entered into a joint stipulation to dismiss the SEC’s lawsuit with prejudice, subject to the court’s approval. Kraken has also announced that it reached an agreement in principle with the SEC to dismiss the SEC’s lawsuit, subject to formal approval by the SEC’s Commissioners. In May 2025, the SEC voluntarily dismissed its lawsuit against Binance. Several other digital asset market participants have also announced that the SEC informed them that the SEC was terminating its investigation or enforcement action into their firm. The final outcome of these lawsuits (to the extent not yet dismissed), their effect on the broader digital asset ecosystem and the reputational impact on industry participants, remain uncertain.

A wide range of U.S. regulators, including the Federal Reserve Board, the SEC, the CFTC, FinCEN, the Office of the Comptroller of the Currency, the Federal Deposit Insurance Corporation, the Federal Bureau of Investigation, as well as the White House, have issued a growing number of reports and releases concerning digital assets and digital asset markets. In addition, the U.S. Congress has enacted and proposed a number of bills that will have significant impacts on the U.S. digital asset market. However, the extent and content of any forthcoming laws and regulations are not yet ascertainable with certainty, and it may not be ascertainable in the near future. It is possible that new laws and increased regulation and regulatory scrutiny may require the Fund to comply with certain regulatory regimes, which could result in new costs for the Fund. The Fund may have to devote increased time and attention to regulatory matters, which could increase costs to the Fund.

In 2025, Congress undertook significant legislative efforts to address the rapidly evolving landscape of digital assets and cryptocurrencies, culminating in the passage of two landmark bills: the Digital Asset Market Clarity Act of 2025 (the “CLARITY Act”) and the Guiding and Establishing National Innovation for U.S. Stablecoins Act (the “GENIUS Act”). These legislative actions represent the first comprehensive federal frameworks for the regulation of digital assets and stablecoins in the United States.

The CLARITY Act, which was passed by the House of Representatives but awaits consideration by the Senate, was designed to resolve longstanding regulatory uncertainty regarding the classification and oversight of digital assets. The CLARITY Act establishes a clear framework for distinguishing between digital assets that are securities, commodities, or payment stablecoins. It delineates the respective jurisdictions of the SEC and the CFTC, granting the CFTC exclusive authority over “digital commodities” and the SEC authority over “digital securities.” The CLARITY Act also introduces criteria for determining when a digital asset is sufficiently decentralized to be treated as a commodity rather than a security. In addition, the CLARITY Act imposes registration requirements and operational standards for digital asset intermediaries, including exchanges, brokers, and dealers. It mandates consumer protection measures, anti-money laundering (“AML”) and countering the financing of terrorism (“CFT”) compliance, and enhanced disclosure obligations. The Act aims to foster innovation while providing market participants with greater regulatory certainty and aligning U.S. policy with emerging international standards.

The GENIUS Act, signed into law in July 2025, establishes the first federal regulatory framework for the issuance and operation of payment stablecoins—digital assets designed to maintain a stable value relative to a fiat currency, such as the U.S. dollar. The GENIUS Act requires that all payment stablecoins be fully backed on a one-to-one basis by high-quality liquid assets, such as U.S. dollars or short-term U.S. Treasury securities, and subjects issuers to rigorous reserve, audit, and disclosure requirements.

While the CLARITY Act and the GENIUS Act represent significant progress toward a comprehensive regulatory regime for digital assets, substantial uncertainty remains regarding the implementation and interpretation of these new laws. The effectiveness of these frameworks will depend on subsequent rulemaking by federal and state regulators, interagency coordination, and the evolving approach to enforcement. Market participants may face transitional risks as regulatory standards are developed and applied, and there is potential for further legislative or regulatory changes as the digital asset ecosystem continues to evolve.

These events are continuing to develop at a rapid pace and it is not possible to predict at this time all of the risks that they may pose to the Fund, the Fund’s third-party service providers, or to the digital asset industry as a whole. Continued disruption and instability in the digital asset markets as these events develop, including further declines in the trading prices and liquidity of the digital assets tracked by the Index, could have a material adverse effect on the value of the Shares and the Shares could lose all or substantially all of their value.

Digital Asset Competition Risk [Member]
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Digital Asset Competition Risk. Digital assets other than bitcoin or ether, commonly referred to as “alternative digital assets,” or “alt-coins”, generally lack the first-mover advantage, deep liquidity, and broad brand recognition enjoyed by bitcoin and, to a lesser extent, ether. As of August 20, 2025, ether was the second largest digital asset by market capitalization as tracked by CoinMarketCap.com. As of August 20, 2025, bitcoin and ether comprised approximately 59% of the total market capitalization of the digital asset ecosystem tracked by CoinMarketCap.com. Alternative digital assets tracked by CoinMarketCap.com had a total market capitalization of approximately $1,400 billion as of August 20, 2025. Each such asset competes directly and indirectly with every other digital asset for developer mindshare, institutional and retail adoption, network effects, exchange listings, liquidity, and ultimately market value. Because none of these alternative digital assets currently enjoys a dominant share of the market, incremental changes in perceived technological superiority, scalability, security, regulatory treatment, or utility can cause rapid, material shifts in user adoption, capital flows, and market price.

Layer 2 scaling solutions present an additional dimension of competitive risk. So-called “Layer 2” solutions are protocols built on top of an underlying smart contract platform blockchain, and intended to provide scalability to the underlying blockchain by increasing transaction efficiency. For example, Polygon is a smart contract platform protocol built on top of the Ethereum blockchain; it is intended to provide scalability to Ethereum by allowing users to transact on a variety of blockchains deployed on the Ethereum network. Under this model, Ethereum functions as the base layer, or “Layer 1” blockchain. The Polygon protocol offers developers sidechain, roll-ups and other Layer 2 solutions which can be tailored to an individual developer’s intended use case. Such solutions are intended to improve upon the transaction speed, cost and efficiency of transactions on their respective Layer 1. However, Layer 2 solutions have only been recently developed and may not function as intended. For example, smart contracts deployed on one Layer 2 solution may not be interoperable with smart contracts deployed on other Layer 2 solutions. In particular, the advent of Layer 2 solutions presents the possibility of fracturing liquidity of DeFi dApps on a smart contract platform’s mainchain by splitting such liquidity among multiple, non-interoperable Layer 2 solutions, which could limit their use case or reduce efficiency. Layer 2 solutions also rely, to various degrees, on the functionality of the underlying Layer 1 blockchain. To the extent that an alternative digital asset network is viewed as an unreliable Layer 1 solution, or that other networks provide better speed, costs, efficiency and features than such alternative digital asset network, use of the alternative digital asset network as a Layer 1 solution may decline with a corresponding reduction in the demand for, and price of, the network’s native alternative digital asset. In addition, DeFi dApps have been the frequent of numerous hacking and manipulation attempts, with some such attempts resulting in irreversible losses to their users. There is also considerable regulatory uncertainty regarding DeFi dApps status and compliance with a variety of legal regimes, including federal securities law, anti-money laundering laws, and federal and state money service business laws. To the extent that DeFi dApps continue to experience hacking events or adverse regulatory events, an alternative digital asset network’s value as a Layer 1 solution may decline with a corresponding reduction in the demand for, and price of, the alternative digital asset.

Staked Digital Asset Risk [Member]
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Staked Digital Asset Risk. The Fund may invest in Altcoin ETPs that stake, or cause to be staked, a Component Altcoin. This subjects the Fund to the risks associated with staking activities. In exchange for staking a Component Altcoin, an Altcoin ETP expects to receive certain staking rewards. The amount of the Component Altcoin that an Altcoin ETP may receive as reward for its staking activity can vary significantly over time. Staking activity comes with a risk of loss of the Component Altcoin, including in the form of “slashing” penalties. Slashings occur when a validator attests to two different histories of the chain and penalties occur when a validator is offline for a prolonged period of time. In combination, they deter malicious validators from attacking blockchains and ensure consistent participation of validators to maintain network stability. Any penalties, slashing events, or other problems, such as cybersecurity attacks, security issues or hacks, could damage validators’ willingness to participate in validation of the Component Altcoin, discourage existing and future validators from serving as such, and adversely impact the Component Altcoin’s adoption or price. Additionally, as part of the “activating” and “exiting” processes of SOL staking, any staked SOL will be inaccessible for a period of time determined by a range of factors, resulting in certain liquidity risks. The limited liquidity during the “activation” or “exit” processes could dissuade potential validators from participating, which could interfere with the network operations or security of the Component Altcoin and cause the Component Altcoin network to be less attractive to users and application developers than competing digital asset networks, which could cause the price of the Component Altcoin to decrease. Any issues stemming from an Altcoin ETP’s staking of a Component Altcoin could adversely affect the value of the Shares.

Forked Digital Asset Risk [Member]
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Forked Digital Asset Risk. Digital asset networks operate using open-source protocols, meaning that any user can download the software, modify it and then propose that the users and validators adopt the modification. When a modification is introduced and a substantial majority of users and validators consent to the modification, the change is implemented and the network remains uninterrupted. However, if less than a substantial majority of users and validators consent to the proposed modification, and the modification is not compatible with the software prior to its modification, the consequence would be what is known as a “hard fork” of a digital asset network, with one group running the pre-modified software and the other running the modified software. The effect of such a fork would be the existence of two versions of a digital asset networks running in parallel, yet lacking interchangeability.

Forks may also occur as a network community’s response to a significant security breach. A fork may also occur as a result of an unintentional or unanticipated software flaw in the various versions of otherwise compatible software that users run. Such a fork could lead to users and validators abandoning the digital asset with the flawed software. It is possible, however, that a substantial number of users and validators could adopt an incompatible version of the digital asset while resisting community-led efforts to merge the two chains. This could result in a permanent fork, as in the case of ether and ether classic.

In addition, many developers have previously initiated hard forks in the blockchain to launch new digital assets, such as Bitcoin Gold and Bitcoin Diamond. To the extent such digital assets compete with the Component Altcoins, such competition could impact demand for the Component Altcoins and could adversely impact the value of the Shares.

Furthermore, a hard fork can lead to new security concerns. Replay attacks, in which transactions from one network were rebroadcast to nefarious effect on the other network, plagued digital asset trading platforms through at least October 2016. Another possible result of a hard fork is an inherent decrease in the level of security due to significant amounts of mining/validating power remaining on one network or migrating instead to the new forked network. After a hard fork, it may become easier for an individual validator or validator pool’s power to exceed levels necessary to execute an attack on the network.

A future fork in the digital asset network for a Component Altcoin could adversely affect the value of the Shares.

Debt Securities Risk [Member]
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Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

Non-U.S. Securities Risk [Member]
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Non-U.S. Securities Risk. Securities issued by non-U.S. companies present risks beyond those of securities of U.S. issuers. Risks of investing in the securities of non-U.S. companies include: different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluation, blockages or transfer restrictions; changes in foreign currency exchange rates; taxes; restrictions on non-U.S. investments and exchange of securities; and less government supervision and regulation of issuers in non-U.S. countries. Prices of non-U.S. securities also may be more volatile.

Inflation Risk [Member]
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Inflation Risk. Inflation may reduce the intrinsic value of increases in the value of the Fund. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions.

Currency Risk [Member]
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Currency Risk. Changes in currency exchange rates affect the value of investments denominated in a foreign currency, and therefore the value of such investments in the Fund’s portfolio. The Fund’s net asset value could decline if a currency to which the Fund has exposure depreciates against the U.S. dollar or if there are delays or limits on repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning.

Active Market Risk [Member]
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Active Market Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Asset Concentration Risk [Member]
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Asset Concentration Risk. Since the Fund may take concentrated positions in certain securities, the Fund’s performance may be disproportionately and significantly impacted by the poor performance of those positions to which it has significant exposure. Asset concentration makes the Fund more susceptible to any single occurrence affecting the underlying positions and may subject the Fund to greater market risk than more diversified funds.

Authorized Participant Concentration Risk [Member]
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Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants on an agency basis (i.e. on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, Shares may trade at a discount to the Fund’s net asset value and possibly face delisting.

Cyber Security Risk [Member]
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Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Index Provider Risk [Member]
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Index Provider Risk. The Fund seeks to provide exposure to the Component Altcoins comprising the Index, but will not seek to track the Index itself. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, composed or calculated accurately. The composition of the Index is heavily dependent on information and data supplied by third parties over which the Adviser has no or limited ability to oversee. While the Index Provider gives descriptions of what the Index is designed to achieve, the Index Provider does not provide any warranty or accept any liability in relation to the quality, accuracy or completeness of data in its indices, and it does not guarantee that its Index will be in line with its methodology. Because of this, if the composition of the Index reflects any errors, the Fund’s portfolio can be expected to also reflect the errors. In addition, data and information on non-U.S. countries may be unreliable or outdated or there may be less publicly available data or information about non-U.S. countries due to differences in registration, accounting, audit and financial record keeping standards which creates the potential for errors in Index data, Index computation and/or Index construction and could have an adverse effect on the Fund’s performance.

Management Risk [Member]
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Management Risk: The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objectives.

Market Maker Risk [Member]
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Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Shares.

New Fund Risk [Member]
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New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Operational Risk [Member]
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund, Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Premium/Discount Risk [Member]
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Premium/Discount Risk. The market price of the Fund’s Shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for Shares on the Exchange. The Fund’s market price may deviate from the value of the Fund’s underlying portfolio holdings, particularly in time of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. The Adviser and Sub-Adviser cannot predict whether Shares will trade below, at or above their net asset value because the Shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that Shares can only be purchased and redeemed in Creation Units (as defined herein), and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser and Sub-Adviser believe that large discounts or premiums to the net asset value of Shares should not be sustained. During stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s Shares and their net asset value. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV.

Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Trading Issues Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Issues Risk. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Volatility Risk. Volatility is the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. The Fund may invest in securities that exhibit more volatility than the market as a whole. Such exposures could cause the Fund’s net asset value to experience significant increases or declines in value over short periods of time.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund’s Shares will change in value and you could lose money by investing in the Fund.
Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser, Sub-Adviser or any of their affiliates.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.